Stockholders' Equity (Details) (USD $)	0 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended	32 Months Ended	41 Months Ended			0 Months Ended		0 Months Ended		9 Months Ended		0 Months Ended		9 Months Ended
	Jan. 05, 2014	Oct. 04, 2013	Sep. 04, 2013	Dec. 31, 2013	Dec. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2013	Aug. 27, 2012	Feb. 25, 2014 Subsequent Events	Jun. 26, 2013 Public Offering Subsequent Events	Dec. 31, 2013 Two stockholders	Aug. 30, 2013 Redeemable preferred stock	Aug. 14, 2013 Redeemable preferred stock	Dec. 31, 2013 Redeemable preferred stock	Dec. 31, 2013 Redeemable preferred stock Two stockholders	Aug. 30, 2013 Redeemable preferred stock Two stockholders Public Offering Series A Warrants	Aug. 30, 2013 Redeemable preferred stock Two stockholders Public Offering Series B Warrants	Dec. 31, 2013 Redeemable preferred stock Two stockholders Very Hungry Notes
Shareholders' Equity
Reverse stock split			0.02
Stock issued and outstanding on completion of reverse stock split			2,299,388
Common Stock
Common stock, shares authorized				300,000,000	300,000,000	100,000,000	300,000,000	300,000,000	300,000,000
Common stock, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common stock issued (in shares)			114,969,415	4,191,658	4,191,658	789,783	1,451,914	4,191,658				1,090,198
Common stock outstanding (in shares)			114,969,415	4,191,658	4,191,658	789,783	1,451,914	4,191,658		4,940,456
Stock issued for services (in shares)		748,798
Number of shares of common stock sold	1,500										833,334		916,668
Preferred Stock
Preferred stock, shares authorized						10,000,000	100,000,000		100,000,000						100,000,000
Preferred stock, par value (in dollars per share)						$ 0.001	$ 0.001								$ 0.001
Number of shares of redeemable preferred stock issued															15,000,000
Number of shares of redeemable preferred stock outstanding				15,000,000	15,000,000			15,000,000							15,000,000
Liquidation value				$ 15,000,000	$ 15,000,000			$ 15,000,000							$ 15,000,000	$ 5,500,000
Number of mandatorily convertible preferred stock shares issued in exchange for the redemption of convertible notes																			5,500,000
Amount of debt exchanged						8,417,000	9,493,000	9,493,000											5,500,000
Redeemable non-convertible and non-voting and preferred stock interest percentage															8.00%
Market capitalization cap percentage for redemption														10.00%	10.00%
Warrants issued (in shares)																	916,668	916,668
Loss on debt extinguishment				11,423,000	49,000	2,000,000	2,000,000	2,049,000							2,100,000
Beneficial conversion recorded and amortized through additional paid-in capital															$ 700,000